NON-CONTROLLING INTEREST - Entity that has material NCI (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
NON-CONTROLLING INTEREST
Non-current assets	€ 32,416	€ 33,232
Current assets	74,166	147,014
Non-current liabilities	37,081	38,968
Current liabilities	87,343	195,594
Revenue	90,246	95,058	€ 39,481
Income (loss) for the period	37,954	3,591	(27,277)
Other comprehensive income (loss)	(1,607)	(290)	150
Total comprehensive income (loss)	36,346	3,301	(27,127)
Total comprehensive income allocated to NCI	677	1,845	€ (2,530)
Accumulated NCI end of period	€ 7,358	€ 6,681
SCHMID Singapore Pte. Ltd.
NON-CONTROLLING INTEREST
NCI percentage	10.00%	10.00%	10.00%
Current assets	€ 2,797	€ 1,651	€ 1,698
Current liabilities	2,062	7,104	7,144
Net assets	736	(5,453)	(5,445)
Net assets attributable to NCI	74	(545)	(545)
Income (loss) for the period	6,188	(7)	(33)
Total comprehensive income (loss)	6,188	(7)	(33)
Total comprehensive income allocated to NCI	619	(1)	(3)
Accumulated NCI end of period	€ 77	€ (543)	€ (542)
SCHMID Technology Guangdong Co. Ltd.
NON-CONTROLLING INTEREST
NCI percentage	24.10%	24.10%	24.10%
Non-current assets	€ 5,118	€ 4,575	€ 4,876
Current assets	42,569	46,040	23,857
Non-current liabilities	847	568	841
Current liabilities	22,288	26,244	9,518
Net assets	24,552	23,804	18,374
Net assets attributable to NCI	5,917	5,737	4,428
Revenue	27,750	38,753	9,762
Income (loss) for the period	2,298	6,068	(13,359)
Other comprehensive income (loss)	(1,550)	(639)	753
Total comprehensive income (loss)	748	5,429	(12,606)
Total comprehensive income allocated to NCI	180	1,308	(2,627)
Accumulated NCI end of period	€ 6,487	€ 6,335	€ 5,026
SCHMID Taiwan Ltd.
NON-CONTROLLING INTEREST
NCI percentage	14.00%	14.00%	14.00%
Non-current assets	€ 185	€ 71	€ 197
Current assets	11,827	12,704	4,993
Non-current liabilities	605	694	66
Current liabilities	5,182	5,203	2,095
Net assets	6,224	6,879	3,030
Net assets attributable to NCI	868	960	423
Revenue	1,672	12,873	3,954
Income (loss) for the period	(402)	4,152	424
Other comprehensive income (loss)	(252)	(303)	297
Total comprehensive income (loss)	(654)	3,849	721
Total comprehensive income allocated to NCI	(91)	537	101
Accumulated NCI end of period	€ 794	€ 889	€ 352